Related Parties - Disclosure of Directors’ Renumeration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Executive directors
Disclosure of transactions between related parties [line items]
Salaries	R 24	R 19
Retirement contributions	3	3
Bonuses	16	5
Exercise/settlement of share options	105	9
Key management personnel compensation	148	36
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	R 13	R 13